Goodwill and intangible assets - Movement analysis of goodwill (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	[1]	$ 11,419	$ 11,169
Goodwill and intangible assets ending balance	[1]	12,487	11,419
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance		4,156
Goodwill and intangible assets ending balance		4,323	4,156
Goodwill | Gross amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance		18,965	22,215
Exchange differences		523	(776)
Goodwill arising from acquisitions		73
Goodwill allocated to disposal groups			(2,485)
Other		(1)	11
Goodwill and intangible assets ending balance		19,560	18,965
Goodwill | Accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance		(14,809)	(17,182)
Exchange differences		(428)	482
Goodwill allocated to disposal groups		0	1,891
Goodwill and intangible assets ending balance		$ (15,237)	$ (14,809)

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.